RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Current financial assets	€ 25,006	€ 61,130
Aggregate compensation	29,292	39,131	€ 33,935
Wages and salaries	626,287	575,215	527,316
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	5,464	4,479	5,176
Wages and salaries	23,146	34,107	28,084
Key management personnel compensation, other long-term employee benefits	682	545	675
Total for all related parties
Disclosure of transactions between related parties [line items]
Current financial assets	0	0
Current financial liabilities	0	0
Ferrari N.V. (Ferrari) | Directors of Ferrari N.V.
Disclosure of transactions between related parties [line items]
Aggregate compensation	11,331	9,791	7,660
Compensation for salary	6,936	6,688	5,650
Compensation settled in treasury shares	4,165	2,873	€ 1,780
Key management personnel compensation, other long-term employee benefits	€ 230	€ 230
Stellantis Group | FCA Bank
Disclosure of transactions between related parties [line items]
Ownership interest (percent)	50.00%